Note 15 - Capital Management - Risk-based Capital Ratios (Details) - CAD ($) $ in Thousands	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Statement Line Items [Line Items]
Directly issued capital instruments	$ 330,489	$ 215,610	$ 228,471
Contributed surplus	2,540	2,485	2,645
Retained earnings	188,568	181,238	157,845
Accumulated other comprehensive income (loss)	(302)	(130)	73
Regulatory capital		481,176
Total risk-weighted assets		$ 3,323,595
Capital ratio		14.48%
Total assets	4,971,732	$ 4,838,484	$ 4,309,635
Transitional [member]
Statement Line Items [Line Items]
Regulatory capital	613,021
Total risk-weighted assets	$ 3,422,768
Capital ratio	17.91%
Basel III [member]
Statement Line Items [Line Items]
Regulatory capital	$ (21,137)	(25,700)
Total assets	4,971,732	4,838,484
Total on-balance sheet exposures	4,950,595	4,812,784
Total off-balance sheet exposure at gross notional amount	621,370	701,104
Adjustments for conversion to credit equivalent amount	399,425	451,759
Total off-balance sheet exposures	221,945	249,345
Total exposures	$ 5,172,540	$ 5,062,129
Leverage ratio	9.67%	7.38%
Common equity tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 215,610
Contributed surplus		2,485
Retained earnings		181,238
Accumulated other comprehensive income (loss)		(130)
Regulatory capital before adjustments		399,203
Adjustments to capital		(25,700)
Regulatory capital		$ 373,503
Capital ratio		11.24%
Common equity tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 330,489
Contributed surplus	2,540
Retained earnings	188,568
Accumulated other comprehensive income (loss)	(302)
Regulatory capital before adjustments	521,295
Adjustments to capital	(21,137)
Regulatory capital	$ 500,158
Capital ratio	14.61%
Capital Tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 0
Regulatory capital	$ 500,158	$ 373,503
Capital ratio		11.24%
Capital Tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	0
Regulatory capital	$ 500,158
Capital ratio	14.61%
Tier 2 capital [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 108,630	$ 104,370
Regulatory capital before adjustments		104,370
Adjustments to capital		3,303
Regulatory capital		$ 107,673
Tier 2 capital [member] | Transitional [member]
Statement Line Items [Line Items]
Regulatory capital before adjustments	108,630
Adjustments to capital	4,233
Regulatory capital	$ 112,863